UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02280

Putnam Convertible Securities Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Convertible Securities Fund
Class A [PCONX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$483,718,947
Total Number of Portfolio Holdings*	99
Portfolio Turnover Rate	40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Convertible Securities Fund	PAGE 1	38903-STSA-0625

Putnam Convertible Securities Fund
Class C [PRCCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$483,718,947
Total Number of Portfolio Holdings*	99
Portfolio Turnover Rate	40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Convertible Securities Fund	PAGE 1	38903-STSC-0625

Putnam Convertible Securities Fund
Class I [PCNIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$34	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$483,718,947
Total Number of Portfolio Holdings*	99
Portfolio Turnover Rate	40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Convertible Securities Fund	PAGE 1	38903-STSI-0625

Putnam Convertible Securities Fund
Class R [PCVRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$483,718,947
Total Number of Portfolio Holdings*	99
Portfolio Turnover Rate	40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Convertible Securities Fund	PAGE 1	38903-STSR-0625

Putnam Convertible Securities Fund
Class R6 [PCNTX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$35	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$483,718,947
Total Number of Portfolio Holdings*	99
Portfolio Turnover Rate	40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Convertible Securities Fund	PAGE 1	38903-STSR6-0625

Putnam Convertible Securities Fund
Class Y [PCGYX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$38	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$483,718,947
Total Number of Portfolio Holdings*	99
Portfolio Turnover Rate	40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Convertible Securities Fund	PAGE 1	38903-STSY-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Convertible
Securities Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Putnam Convertible Securities Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.39 $20.79 $21.59 $34.68 $30.49 $25.27
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.33 0.25 0.15 0.10 0.25
Net realized and unrealized gains (losses) (0.19) 4.59 (0.67) (6.08) 7.67 6.84
Total from investment operations ........ 0.03 4.92 (0.42) (5.93) 7.77 7.09
Less distributions from:
Net investment income .............. (0.33) (0.32) (0.28) (0.14) (0.18) (0.37)
Net realized gains ................. — — (0.10) (7.02) (3.40) (1.50)
Total distributions ................... (0.33) (0.32) (0.38) (7.16) (3.58) (1.87)
Net asset value, end of period .......... $25.09 $25.39 $20.79 $21.59 $34.68 $30.49
Total return
c
....................... 0.15% 23.80% (2.00)% (20.93)% 26.41% 29.69%
Ratios to average net assets
d
Expenses
e
........................ 1.02%
f
1.03% 1.05% 1.03% 1.01% 1.04%
Net investment income ............... 1.71% 1.41% 1.16% 0.63% 0.31% 0.93%
Supplemental data
Net assets , end of period (000’s) ........ $338,067 $359,663 $331,832 $389,289 $570,217 $478,030
Portfolio turnover rate ................ 40% 61% 64% 37% 78% 98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Convertible Securities Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.75 $20.26 $21.05 $34.04 $30.06 $24.93
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.12 0.15 0.09 (0.03) (0.14) 0.05
Net realized and unrealized gains (losses) (0.18) 4.48 (0.66) (5.94) 7.55 6.74
Total from investment operations ........ (0.06) 4.63 (0.57) (5.97) 7.41 6.79
Less distributions from:
Net investment income .............. (0.24) (0.14) (0.12) — (0.03) (0.16)
Net realized gains ................. — — (0.10) (7.02) (3.40) (1.50)
Total distributions ................... (0.24) (0.14) (0.22) (7.02) (3.43) (1.66)
Net asset value, end of period .......... $24.45 $24.75 $20.26 $21.05 $34.04 $30.06
Total return
c
....................... (0.27)% 22.93% (2.76)% (21.51)% 25.46% 28.73%
Ratios to average net assets
d
Expenses
e
........................ 1.77%
f
1.78% 1.80% 1.78% 1.76% 1.79%
Net investment income (loss) .......... 0.96% 0.67% 0.41% (0.14)% (0.41)% 0.19%
Supplemental data
Net assets , end of period (000’s) ........ $5,542 $6,586 $8,012 $10,648 $23,390 $30,926
Portfolio turnover rate ................ 40% 61% 64% 37% 78% 98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Convertible Securities Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class I
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.44 $20.82 $21.62 $34.73 $30.52 $25.29
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.42 0.34 0.24 0.22 0.35
Net realized and unrealized gains (losses) (0.18) 4.60 (0.68) (6.10) 7.68 6.84
Total from investment operations ........ 0.08 5.02 (0.34) (5.86) 7.90 7.19
Less distributions from:
Net investment income .............. (0.38) (0.40) (0.36) (0.23) (0.29) (0.46)
Net realized gains ................. — — (0.10) (7.02) (3.40) (1.50)
Total distributions ................... (0.38) (0.40) (0.46) (7.25) (3.69) (1.96)
Net asset value, end of period .......... $25.14 $25.44 $20.82 $21.62 $34.73 $30.52
Total return
c
....................... 0.28% 24.31% (1.64)% (20.66)% 26.87% 30.18%
Ratios to average net assets
d
Expenses
e
........................ 0.68%
f
0.68% 0.69% 0.68% 0.67% 0.68%
Net investment income ............... 2.07% 1.76% 1.53% 0.99% 0.65% 1.28%
Supplemental data
Net assets , end of period (000’s) ........ $21 $21 $17 $17 $22 $17
Portfolio turnover rate ................ 40% 61% 64% 37% 78% 98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Convertible Securities Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.20 $20.63 $21.43 $34.47 $30.33 $25.14
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.27 0.20 0.09 0.02 0.18
Net realized and unrealized gains (losses) (0.18) 4.56 (0.67) (6.04) 7.62 6.80
Total from investment operations ........ — 4.83 (0.47) (5.95) 7.64 6.98
Less distributions from:
Net investment income .............. (0.30) (0.26) (0.23) (0.07) (0.10) (0.29)
Net realized gains ................. — — (0.10) (7.02) (3.40) (1.50)
Total distributions ................... (0.30) (0.26) (0.33) (7.09) (3.50) (1.79)
Net asset value, end of period .......... $24.90 $25.20 $20.63 $21.43 $34.47 $30.33
Total return
c
....................... 0.01% 23.54% (2.25)% (21.13)% 26.08% 29.37%
Ratios to average net assets
d
Expenses
e
........................ 1.27%
f
1.28% 1.30% 1.28% 1.26% 1.29%
Net investment income ............... 1.46% 1.16% 0.91% 0.38% 0.06% 0.69%
Supplemental data
Net assets , end of period (000’s) ........ $2,046 $2,615 $2,252 $2,555 $3,989 $3,249
Portfolio turnover rate ................ 40% 61% 64% 37% 78% 98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Convertible Securities Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.37 $20.78 $21.58 $34.68 $30.48 $25.27
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.41 0.32 0.22 0.20 0.33
Net realized and unrealized gains (losses) (0.18) 4.57 (0.66) (6.08) 7.68 6.83
Total from investment operations ........ 0.08 4.98 (0.34) (5.86) 7.88 7.16
Less distributions from:
Net investment income .............. (0.37) (0.39) (0.36) (0.22) (0.28) (0.45)
Net realized gains ................. — — (0.10) (7.02) (3.40) (1.50)
Total distributions ................... (0.37) (0.39) (0.46) (7.24) (3.68) (1.95)
Net asset value, end of period .......... $25.08 $25.37 $20.78 $21.58 $34.68 $30.48
Total return
c
....................... 0.30% 24.16% (1.68)% (20.69)% 26.82% 30.07%
Ratios to average net assets
d
Expenses
e
........................ 0.71%
f
0.72% 0.73% 0.72% 0.71% 0.72%
Net investment income ............... 2.02% 1.73% 1.48% 0.95% 0.60% 1.24%
Supplemental data
Net assets , end of period (000’s) ........ $17,078 $22,010 $25,006 $30,542 $21,126 $13,868
Portfolio turnover rate ................ 40% 61% 64% 37% 78% 98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Convertible Securities Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.36 $20.76 $21.57 $34.66 $30.47 $25.26
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.39 0.31 0.21 0.19 0.32
Net realized and unrealized gains (losses) (0.17) 4.59 (0.68) (6.07) 7.66 6.82
Total from investment operations ........ 0.08 4.98 (0.37) (5.86) 7.85 7.14
Less distributions from:
Net investment income .............. (0.37) (0.38) (0.34) (0.21) (0.26) (0.43)
Net realized gains ................. — — (0.10) (7.02) (3.40) (1.50)
Total distributions ................... (0.37) (0.38) (0.44) (7.23) (3.66) (1.93)
Net asset value, end of period .......... $25.07 $25.36 $20.76 $21.57 $34.66 $30.47
Total return
c
....................... 0.27% 24.14% (1.80)% (20.73)% 26.73% 30.00%
Ratios to average net assets
d
Expenses
e
........................ 0.77%
f
0.78% 0.80% 0.78% 0.76% 0.79%
Net investment income ............... 1.96% 1.67% 1.41% 0.87% 0.56% 1.18%
Supplemental data
Net assets , end of period (000’s) ........ $120,966 $125,331 $174,081 $228,939 $426,094 $356,432
Portfolio turnover rate ................ 40% 61% 64% 37% 78% 98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Convertible Securities Fund
Schedule of Investments (unaudited), April 30, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.8%
Hotels, Restaurants & Leisure 1.1%
Booking Holdings, Inc. ............................... United States 800 $ 4,079,424
a,b
Viking Holdings Ltd. ................................. United States 30,930 1,269,058
5,348,482
Oil, Gas & Consumable Fuels 0.3%
Exxon Mobil Corp. ................................... United States 16,130 1,703,812
Software 0.4%
a
HubSpot, Inc. ...................................... United States 2,795 1,709,142
Total Common Stocks (Cost $8,712,237) .....................................
8,761,436
Convertible Preferred Stocks 12.6%
Aerospace & Defense 2.5%
Boeing Co. (The), 6% ................................ United States 196,992 12,091,369
Banks 1.9%
Bank of America Corp., L, 7.25% ........................ United States 7,820 9,150,026
Capital Markets 1.0%
Ares Management Corp., B, 6.75% ...................... United States 102,642 5,067,436
Chemicals 0.4%
Albemarle Corp., 7.25% .............................. United States 66,750 2,044,552
Electric Utilities 3.4%
NextEra Energy, Inc., 6.926% .......................... United States 245,655 9,457,717
PG&E Corp., A, 6% .................................. United States 162,270 7,057,122
16,514,839
Financial Services 2.0%
Apollo Global Management, Inc., 6.75% .................. United States 134,364 9,690,332
Machinery 0.3%
Chart Industries, Inc., B, 6.75% ......................... United States 24,590 1,301,303
Semiconductors & Semiconductor Equipment 0.3%
a,b
Microchip Technology, Inc., 7.5% ........................ United States 28,284 1,342,359
a
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co., 7.625% .................. United States 74,625 3,746,175
Total Convertible Preferred Stocks (Cost $61,370,974) .........................
60,948,391
Principal
Amount
*
Convertible Bonds 81.7%
Aerospace & Defense 1.7%
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 2,295,000 6,228,514
c
Rocket Lab USA, Inc. , Senior Note , 144A, 4.25% , 2/01/29 ..... United States 475,000 2,070,239
8,298,753
Automobile Components 0.9%
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 3,370,000 4,455,072
Automobiles 0.7%
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 3,480,000 3,562,650

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Banks 1.1%
Barclays Bank plc , Senior Note , 1% , 2/16/29 ...............
United Kingdom 5,270,000 $ 5,420,458
Biotechnology 6.4%
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 3,678,000 4,225,887
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 4,059,000 5,060,189
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 5,330,000 4,971,557
c
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 6,150,000 5,377,560
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 4,927,000 6,167,468
Mirum Pharmaceuticals, Inc. , Senior Note , 4% , 5/01/29 .......
United States 1,940,000 3,078,295
Sarepta Therapeutics, Inc. , Senior Note , 1.25% , 9/15/27 ......
United States 2,513,000 2,388,458
31,269,414
Broadline Retail 2.2%
c
Alibaba Group Holding Ltd. , Senior Note , 144A, 0.5% , 6/01/31 . China 1,915,000 2,518,704
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 6,345,000 5,420,216
c
JD.com, Inc. , Senior Note , 144A, 0.25% , 6/01/29 ............ China 2,640,000 2,779,524
10,718,444
Capital Markets 1.6%
Coinbase Global, Inc. , Senior Note , 0.25% , 4/01/30 ..........
United States 4,740,000 4,732,890
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 2,820,000 2,708,610
7,441,500
Communications Equipment 1.2%
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 6,480,000 6,001,762
Construction & Engineering 0.6%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 2,575,000 2,712,119
Consumer Finance 0.0%
†
c
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 10/15/26 United States 210 212
Consumer Staples Distribution & Retail 1.4%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 4,660,000 6,712,258
Diversified REITs 1.4%
c
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 6,353,000 6,617,285
Electric Utilities 4.7%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 2,030,000 2,275,630
NRG Energy, Inc. , Senior Bond , 2.75% , 6/01/48 ............
United States 2,725,000 7,268,937
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 6,130,000 6,997,395
c
Southern Co. (The) , Senior Note , 144A, 4.5% , 6/15/27 ....... United States 5,720,000 6,359,210
22,901,172
Electronic Equipment, Instruments & Components 2.9%
c
Itron , Inc. , Senior Note , 144A, 1.375% , 7/15/30 ............. United States 6,309,000 6,901,034
c
OSI Systems, Inc. , Senior Note , 144A, 2.25% , 8/01/29 ....... United States 5,879,000 7,481,049
14,382,083
Energy Equipment & Services 0.3%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 2,170,000 1,222,795

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment 3.7%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 5,340,000 $ 6,498,290
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 4,112,000 5,793,808
c
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 5,402,000 5,599,173
17,891,271
Financial Services 3.1%
c
Affirm Holdings, Inc. , Senior Note , 144A, 0.75% , 12/15/29 ..... United States 3,154,000 2,852,381
d
Block, Inc. , Senior Note , 4.99% , 5/01/26 .................. United States 2,810,000 2,674,417
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 3,577,000 3,187,107
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 5,765,000 5,863,005
14,576,910
Food Products 1.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 4,930,000 5,817,739
Ground Transportation 1.7%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 6,155,000 8,096,903
Health Care Equipment & Supplies 3.4%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 4,445,000 4,038,175
c
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 4,720,000 5,007,920
Lantheus Holdings, Inc. , Senior Note , 2.625% , 12/15/27 ......
United States 2,785,000 4,140,090
c
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 2,815,000 3,590,533
16,776,718
Health Care REITs 2.7%
c
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 4,970,000 8,106,070
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 3,820,000 5,097,790
13,203,860
Hotels, Restaurants & Leisure 2.2%
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 1,630,000 2,610,445
d
DraftKings Holdings, Inc. , Senior Note , 4.45% , 3/15/28 ....... United States 2,152,000 1,898,796
d
Shake Shack, Inc. , Senior Note , 2.74% , 3/01/28 ............ United States 6,900,000 6,391,125
10,900,366
Household Durables 1.2%
c
Meritage Homes Corp. , Senior Note , 144A, 1.75% , 5/15/28 .... United States 5,716,000 5,564,526
Household Products 1.0%
c
Spectrum Brands, Inc. , Senior Note , 144A, 3.375% , 6/01/29 ... United States 5,119,000 4,758,243
IT Services 3.0%
Okta, Inc. , Senior Note , 0.375% , 6/15/26 ..................
United States 4,221,000 4,066,933
c
Snowflake, Inc. , Senior Note , 144A, Zero Cpn ., 10/01/27 ...... United States 5,358,000 6,582,303
Spotify USA, Inc. , Senior Note , Zero Cpn ., 3/15/26 ..........
United States 3,070,000 3,960,607
14,609,843
Leisure Products 0.5%
c
Peloton Interactive, Inc. , Senior Note , 144A, 5.5% , 12/01/29 ... United States 1,435,000 2,575,256

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Life Sciences Tools & Services 0.9%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 4,085,000 $ 4,190,659
Media 1.2%
Cable One, Inc. , Senior Note , 1.125% , 3/15/28 .............
United States 7,435,000 5,966,587
Multi-Utilities 1.3%
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 5,570,000 6,168,775
Oil, Gas & Consumable Fuels 0.7%
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 3,420,000 3,288,843
Pharmaceuticals 0.8%
Innoviva , Inc. , Senior Note , 2.5% , 8/15/25 .................
United States 3,290,000 3,709,475
Professional Services 0.7%
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 3,345,000 3,542,355
Semiconductors & Semiconductor Equipment 3.8%
Impinj , Inc. , Senior Note , 1.125% , 5/15/27 .................
United States 1,985,000 2,294,133
c
Microchip Technology, Inc. , Senior Note , 144A, 0.75% , 6/01/30 . United States 3,384,000 3,188,693
c
MKS Instruments, Inc. , Senior Note , 144A, 1.25% , 6/01/30 .... United States 4,729,000 4,078,438
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 7,484,000 6,486,757
Wolfspeed , Inc. , Senior Note , 1.875% , 12/01/29 ............
United States 7,515,000 2,183,108
18,231,129
Software 17.4%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 5,034,000 4,608,111
c
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 4,661,000 4,579,433
c,d
Core Scientific, Inc. , Senior Note , 144A, 2.64% , 6/15/31 ...... United States 2,705,000 2,305,359
c,d
Datadog, Inc. , Senior Note , 144A, 2.23% , 12/01/29 .......... United States 9,372,000 8,472,124
c
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 10,055,000 11,080,610
c,d
MARA Holdings, Inc. , Senior Note , 144A, 3.9% , 6/01/31 ...... United States 3,259,000 2,582,201
MicroStrategy, Inc. ,
Senior Note, 0.875%, 3/15/31 ........................ United States 3,484,000 6,144,034
c,d
Senior Note, 144A, 0.385%, 3/01/30 ................... United States 10,680,000 12,002,184
c
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 6,169,000 6,673,993
Palo Alto Networks, Inc. , Senior Note , 0.375% , 6/01/25 .......
United States 505,000 1,886,832
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 5,288,000 6,023,478
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 6,775,000 8,004,662
d
Unity Software, Inc. ,
Senior Note, 4.89%, 11/15/26 ........................ United States 3,010,000 2,796,290
c
Senior Note, 144A, 1.18%, 3/15/30 .................... United States 1,180,000 1,114,510
c
Vertex, Inc. , Senior Note , 144A, 0.75% , 5/01/29 ............. United States 4,111,000 5,372,664
83,646,485
Specialty Retail 2.0%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 2,760,000 3,549,360
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 6,860,000 6,393,520
9,942,880
Technology Hardware, Storage & Peripherals 2.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 7,989,000 10,121,064
Total Convertible Bonds (Cost $374,846,156) .................................
395,295,864

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.6%
Interactive Media & Services 0.6%
c
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 2,830,000 $ 2,828,813
Total Corporate Bonds (Cost $2,836,914) .....................................
2,828,813
Total Long Term Investments (Cost $447,766,281) .............................
467,834,504
a
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.1%
e,f
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 14,967,749 14,967,749
Total Money Market Funds (Cost $14,967,749) ................................
14,967,749
g
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
e,f
Putnam Cash Collateral Pool, LLC, 4.502% ................ United States 2,399,500 2,399,500
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,399,500) ..........................................................
2,399,500
Total Short Term Investments (Cost $17,367,249 ) ..............................
17,367,249
a
Total Investments (Cost $465,133,530) 100.3% ................................
$485,201,753
Other Assets, less Liabilities (0.3)% .........................................
(1,482,806)
Net Assets 100.0% .........................................................
$483,718,947
a a a
See Abbreviations on page 26 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2025. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $156,826,644, representing 32.4% of net assets.
d
The rate shown represents the yield at period end.
e
See Note 3(g) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day yield at period end.
g
See Note 1(c) regarding securities on loan.

Putnam Convertible Securities Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Convertible
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $447,766,281
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 17,367,249
Value - Unaffiliated issuers (Includes securities loaned of $ 2,346,118 ) .................................. $467,834,504
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 17,367,249
Cash .................................................................................... 3,790
Receivables:
Capital shares sold ........................................................................ 39,278
Dividends and interest ..................................................................... 1,657,262
Prepaid expenses .......................................................................... 152,184
Total assets .......................................................................... 487,054,267
Liabilities:
Payables:
Capital shares redeemed ................................................................... 243,779
Management fees ......................................................................... 232,118
Administrative fees ........................................................................ 2,384
Distribution fees .......................................................................... 72,899
Transfer agent fees ........................................................................ 128,170
Trustees' fees and expenses ................................................................. 143,107
Payable upon return of securities loaned (Note 1 c ) .................................................. 2,399,500
Accrued expenses and other liabilities ........................................................... 113,363
Total liabilities ......................................................................... 3,335,320
Net assets, at value ................................................................. $483,718,947
Net assets consist of:
Paid-in capital ............................................................................. $454,981,057
Total distributable earnings (losses) ............................................................. 28,737,890
Net assets, at value ................................................................. $483,718,947

Putnam Convertible Securities Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Convertible
Securities Fund
Class A:
Net assets, at value ....................................................................... $338,066,927
Shares outstanding ........................................................................ 13,471,607
Net asset value per share
a ,b
.................................................................. $25.09
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $26.62
Class C:
Net assets, at value ....................................................................... $5,542,352
Shares outstanding ........................................................................ 226,673
Net asset value and maximum offering price per share
a ,b
............................................ $24.45
Class I:
Net assets, at value ....................................................................... $20,689
Shares outstanding ........................................................................ 823
Net asset value and maximum offering price per share
b
............................................. $25.14
Class R:
Net assets, at value ....................................................................... $2,045,555
Shares outstanding ........................................................................ 82,140
Net asset value and maximum offering price per share
b
............................................. $24.90
Class R6:
Net assets, at value ....................................................................... $17,077,621
Shares outstanding ........................................................................ 681,018
Net asset value and maximum offering price per share
b
............................................. $25.08
Class Y:
Net assets, at value ....................................................................... $120,965,803
Shares outstanding ........................................................................ 4,825,815
Net asset value and maximum offering price per share
b
............................................. $25.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Convertible Securities Fund
Financial Statements
Statement of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Convertible
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,093,515
Non-controlled affiliates (Note 3 g ) ............................................................. 229,413
Interest:
Unaffiliated issuers ........................................................................ 4,543,630
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (127,601)
Non-controlled affiliates (Note 3 g ) ............................................................. 137,194
Total investment income ................................................................... 6,876,151
Expenses:
Management fees (Note 3 a ) ................................................................... 1,523,154
Administrative fees (Note 3 b ) .................................................................. 5,837
Distribution fees: (Note 3c )
Class A ................................................................................ 440,371
Class C ................................................................................ 30,579
Class R ................................................................................ 5,729
Transfer agent fees: (Note 3e )
Class A ................................................................................ 186,030
Class C ................................................................................ 3,231
Class R ................................................................................ 1,210
Class R6 ............................................................................... 4,922
Class Y ................................................................................ 65,556
Class I ................................................................................. 1
Custodian fees (Note 4 ) ...................................................................... 6,604
Reports to shareholders fees .................................................................. 30,775
Registration and filing fees .................................................................... 47,111
Professional fees ........................................................................... 47,326
Trustees' fees and expenses .................................................................. 8,875
Other .................................................................................... 2,759
Total expenses ......................................................................... 2,410,070
Expense reductions (Note 4 ) ............................................................... (63)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (3,641)
Net expenses ......................................................................... 2,406,366
Net investment income ................................................................ 4,469,785
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 25,604,636
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (28,483,468)
Net realized and unrealized gain (loss) ............................................................ (2,878,832)
Net increase (decrease) in net assets resulting from operations .......................................... $1,590,953

Putnam Convertible Securities Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Convertible Securities Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,469,785 $7,844,089
Net realized gain (loss) ................................................. 25,604,636 (6,050,494)
Net change in unrealized appreciation (depreciation) ........................... (28,483,468) 113,391,197
Net increase (decrease) in net assets resulting from operations ................ 1,590,953 115,184,792
Distributions to shareholders:
Class A ............................................................. (4,595,008) (4,743,523)
Class B ............................................................. — (863)
Class C ............................................................. (58,622) (45,865)
Class I ............................................................. (311) (330)
Class R ............................................................. (26,763) (27,189)
Class R6 ............................................................ (286,164) (385,917)
Class Y ............................................................. (1,766,141) (2,318,049)
Total distributions to shareholders .......................................... (6,733,009) (7,521,736)
Capital share transactions: (Note 2 )
Class A ............................................................. (17,936,114) (41,900,462)
Class B ............................................................. — (354,022)
Class C ............................................................. (979,745) (2,944,892)
Class I ............................................................. — 80
Class R ............................................................. (554,329) (122,485)
Class R6 ............................................................ (4,874,009) (7,813,886)
Class Y ............................................................. (3,020,875) (79,815,337)
Total capital share transactions ............................................ (27,365,072) (132,951,004)
Net increase (decrease) in net assets ................................... (32,507,128) (25,287,948)
Net assets:
Beginning of period ..................................................... 516,226,075 541,514,023
End of period .......................................................... $483,718,947 $516,226,075

Putnam Convertible Securities Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Convertible Securities Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers six classes of
shares: Class A, Class C, Class I, Class R, Class R6 and
Class Y. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in
the OTC market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis)
and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 291,204 $7,515,103 310,267 $7,310,432
Shares issued in reinvestment of distributions .......... 167,149 4,286,125 190,187 4,421,399
Shares redeemed ............................... (1,152,024) (29,737,342) (2,297,604) (53,632,293)
Net increase (decrease) .......................... (693,671) $(17,936,114) (1,797,150) $(41,900,462)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 39 $863
Shares redeemed ............................... — — (15,773) (354,885)
Net increase (decrease) .......................... — $— (15,734) $(354,022)
Class C Shares:
Shares sold ................................... 18,463 $469,424 92,948 $2,118,632
Shares issued in reinvestment of distributions .......... 2,210 55,131 1,880 42,485
Shares redeemed
a
.............................. (60,153) (1,504,300) (224,106) (5,106,009)
Net increase (decrease) .......................... (39,480) $(979,745) (129,278) $(2,944,892)
Class I Shares:
Shares issued in reinvestment of distributions .......... — $— 4 $80
Net increase (decrease) .......................... — $— 4 $80
Class R Shares:
Shares sold ................................... 4,732 $120,665 12,855 $299,224
Shares issued in reinvestment of distributions .......... 1,051 26,763 1,177 27,189
Shares redeemed ............................... (27,416) (701,757) (19,388) (448,898)
Net increase (decrease) .......................... (21,633) $(554,329) (5,356) $(122,485)
Class R6 Shares:
Shares sold ................................... 60,398 $1,548,314 112,337 $2,590,762
Shares issued in reinvestment of distributions .......... 3,397 88,244 6,975 160,981
Shares redeemed ............................... (250,218) (6,510,567) (455,526) (10,565,629)
Net increase (decrease) .......................... (186,423) $(4,874,009) (336,214) $(7,813,886)
Class Y Shares:
Shares sold ................................... 453,536 $11,568,053 777,970 $18,072,040
Shares issued in reinvestment of distributions .......... 61,222 1,568,466 87,137 2,017,066
Shares redeemed ............................... (630,608) (16,157,394) (4,307,039) (99,904,443)
Net increase (decrease) .......................... (115,850) $(3,020,875) (3,441,932) $(79,815,337)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended April 30, 2025, the annualized gross effective investment management fee rate was 0.605% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 50% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by
Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class I shares paid a monthly fee based on the average net assets of Class I shares at an annual rate of 0.01%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,477
CDSC retained .............................................................................. $252
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $11,525,184 $120,882,258 $(117,439,693) $— $— $14,967,749 14,967,749 $229,413
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.502% ............. $10,033,400 $71,501,215 $(79,135,115) $— $— $2,399,500 2,399,500 $137,194
Total Affiliated Securities ... $21,558,584 $192,383,473 $(196,574,808) $— $— $17,367,249 $366,607
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, aggregated
$199,457,500 and $226,537,629, respectively.
At April 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,399,500 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 1,678,604
Long term ................................................................................ 20,201,913
Total capital loss carryforwards ............................................................... $21,880,517
Cost of investments .......................................................................... $465,617,650
Unrealized appreciation ........................................................................ $48,200,891
Unrealized depreciation ........................................................................ (28,616,788)
Net unrealized appreciation (depreciation) .......................................................... $19,584,103

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 8,761,436 $ — $ — $ 8,761,436
Convertible Preferred Stocks ................ 60,948,391 — — 60,948,391
Convertible Bonds ....................... — 395,295,864 — 395,295,864
Corporate Bonds ........................ — 2,828,813 — 2,828,813
Short Term Investments ................... 17,367,249 — — 17,367,249
Total Investments in Securities ........... $87,077,076 $398,124,677 $— $485,201,753
7. Credit Facility
(continued)

Putnam Convertible Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Putnam Convertible Securities Fund

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38903-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Convertible Securities Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer
Date:	June 26, 2025